Property, Plant and Equipment, Net (Details) - Schedule of Property, Plant and Equipment, Net - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Property and Equipment, Net [Line Items]
Land	$ 259,793	$ 259,793	$ 259,793
Total helium and CO2 properties, net	12,387,165	12,348,505	12,362,446
Less: accumulated depletion	(151,545)	(65,978)
Plant	1,863,901	1,863,900
Other property and equipment	51,908	51,908	51,908
Less: accumulated depreciation	(103,803)	(61,312)	(13,695)
Total other property, plant and equipment, net	1,812,006	1,854,496	38,213
Total property, plant and equipment, net	14,199,171	14,203,001	12,400,659
Unproved Helium And CO2 Properties [Member]
Schedule of Property and Equipment, Net [Line Items]
Total helium and CO2 properties, net	10,161,558	10,055,182	12,102,653
Proved Helium And CO2 Properties [Member]
Schedule of Property and Equipment, Net [Line Items]
Total helium and CO2 properties, net	$ 2,117,359	$ 2,099,508